INCOME TAX (Detail Textuals) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Period of carried forward for tax losses that has been removed	20 years
Corporate income tax rate after Tax Cuts And Jobs Act (TCJA)	21.00%	35.00%
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential tax benefit related to tax losses carried forward	$ 125,041,203
Unused tax losses | Subsidiaries in United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential tax benefit related to tax losses carried forward	$ 440,122